Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Summary of Operating Financial Information for Reportable Segments
The following table provides operating financial information for our two reportable segments:

	(dollars in millions)
2018	Wireless	Wireline	Total Reportable Segments
External Operating Revenues
Service	$62,936	$—	$62,936
Equipment	22,258	—	22,258
Other	6,201	—	6,201
Consumer Markets	—	12,586	12,586
Enterprise Solutions	—	8,837	8,837
Partner Solutions	—	3,685	3,685
Business Markets	—	3,397	3,397
Other	—	242	242
Intersegment revenues	339	1,013	1,352
Total operating revenues	91,734	29,760	121,494

Cost of services	9,251	17,701	26,952
Wireless cost of equipment	23,323	—	23,323
Selling, general and administrative expense	16,604	6,151	22,755
Depreciation and amortization expense	9,736	6,181	15,917
Total operating expenses	58,914	30,033	88,947
Operating income (loss)	$32,820	$(273)	$32,547

Assets	$213,290	$94,799	$308,089
Property, plant and equipment, net	42,749	43,350	86,099
Capital expenditures	8,486	6,255	14,741

	(dollars in millions)
2017	Wireless	Wireline	Total Reportable Segments
External Operating Revenues
Service	$62,972	$—	$62,972
Equipment	18,889	—	18,889
Other	5,270	—	5,270
Consumer Markets	—	12,775	12,775
Enterprise Solutions	—	9,165	9,165
Partner Solutions	—	3,969	3,969
Business Markets	—	3,585	3,585
Other	—	234	234
Intersegment revenues	380	952	1,332
Total operating revenues	87,511	30,680	118,191

Cost of services	8,886	17,922	26,808
Wireless cost of equipment	22,147	—	22,147
Selling, general and administrative expense	17,876	6,274	24,150
Depreciation and amortization expense	9,395	6,104	15,499
Total operating expenses	58,304	30,300	88,604
Operating income	$29,207	$380	$29,587

Assets	$235,873	$75,282	$311,155
Property, plant and equipment, net	43,935	41,351	85,286
Capital expenditures	10,310	5,339	15,649

	(dollars in millions)
2016	Wireless	Wireline	Total Reportable Segments
External Operating Revenues
Service	$66,362	$—	$66,362
Equipment	17,511	—	17,511
Other	4,915	—	4,915
Consumer Markets	—	12,751	12,751
Enterprise Solutions	—	9,162	9,162
Partner Solutions	—	3,976	3,976
Business Markets	—	3,356	3,356
Other	—	314	314
Intersegment revenues	398	951	1,349
Total operating revenues	89,186	30,510	119,696

Cost of services	9,031	18,353	27,384
Wireless cost of equipment	22,238	—	22,238
Selling, general and administrative expense	18,881	6,476	25,357
Depreciation and amortization expense	9,183	5,975	15,158
Total operating expenses	59,333	30,804	90,137
Operating income (loss)	$29,853	$(294)	$29,559

Assets	$211,345	$66,679	$278,024
Property, plant and equipment, net	42,898	40,205	83,103
Capital expenditures	11,240	4,504	15,744

Summary of Reconciliation of Segment Operating Revenues
A reconciliation of the reportable segment operating revenues to consolidated operating revenues is as follows:

	(dollars in millions)
Years Ended December 31,	2018	2017	2016
Operating Revenues
Total reportable segments	$121,494	$118,191	$119,696
Corporate and other	10,942	9,019	5,663
Reconciling items:
Operating results from divested businesses (Note 3)	—	368	2,115
Eliminations	(1,573)	(1,544)	(1,494)
Consolidated operating revenues	$130,863	$126,034	$125,980

Summary of Reconciliation of Segment Operating Income
A reconciliation of the total of the reportable segments’ operating income to consolidated income before provision for income taxes is as follows:

	(dollars in millions)
Years Ended December 31,	2018	2017	2016
Operating Income
Total reportable segments	$32,547	$29,587	$29,559
Corporate and other	(1,694)	(1,492)	(1,455)
Reconciling items:
Severance charges (Note 11)	(2,157)	(497)	(421)
Other components of net periodic pension and benefit (charges) credits (Note 11)	(823)	(800)	(578)
Net gain on sale of divested businesses (Note 3)	—	1,774	1,007
Acquisition and integration related charges (Note 3)	(553)	(884)	—
Gain on spectrum license transaction (Note 3)	—	270	142
Operating results from divested businesses	—	149	995
Oath goodwill impairment	(4,591)	—
Product realignment charges	(451)	(682)	—
Consolidated operating income	22,278	27,425	29,249
Equity in losses of unconsolidated businesses	(186)	(77)	(98)
Other income (expense), net	2,364	(2,021)	(3,789)
Interest expense	(4,833)	(4,733)	(4,376)
Income Before (Provision) Benefit For Income Taxes	$19,623	$20,594	$20,986

Summary of Reconciliation of Segment Assets
A reconciliation of the total of the reportable segments’ assets to consolidated assets is as follows:

	(dollars in millions)
At December 31,	2018	2017
Assets
Total reportable segments	$308,089	$311,155
Corporate and other	244,695	239,040
Eliminations	(287,955)	(293,052)
Total consolidated	$264,829	$257,143